Biological assets - Biological Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 293,945	$ 228,037	$ 266,444
Cattle for dairy production
Disclosure of fair value measurement of assets [line items]
Biological assets	42,449	23,191
Cattle for dairy production | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Cattle for dairy production | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	42,449	23,191
Cattle for dairy production | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	12,040	6,408
Breeding cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	12,040	6,408
Breeding cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	777	144
Other cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	777	144
Other cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane
Disclosure of fair value measurement of assets [line items]
Biological assets	69,620	116,458
Sown land – sugarcane | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	69,620	116,458
Sown land – crops
Disclosure of fair value measurement of assets [line items]
Biological assets	69,339	49,813
Sown land – crops | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	69,339	49,813
Sown land – rice
Disclosure of fair value measurement of assets [line items]
Biological assets	99,720	32,023
Sown land – rice | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 99,720	$ 32,023